Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 7—Stock-Based Compensation
2015 Plan
In June 2019, the Company approved an Amended and Restated 2015 Equity Incentive Plan (the “2015 Plan”) permitting the granting of incentive stock options, non-statutory stock options, restricted stock and other stock-based awards. Following the effectiveness of the 2021 Equity Incentive Plan (“2021 Plan”), the Company ceased making grants under the 2015 Plan. However, the 2015 Plan continues to govern the terms and conditions of the outstanding awards granted under it. Shares of common stock subject to awards granted under the 2015 Plan that cease to be subject to such awards by forfeiture or otherwise after the termination of the 2015 Plan will be available for issuance under the 2021 Plan.
2021 Plan
On January 25, 2021, the Company's board of directors approved the 2021 Plan which permits the granting of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to employees, directors, officers and consultants. On January 25, 2021, shares of common stock equal to 11% of the post-IPO capitalization were authorized for issuance under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 5% of the Company’s common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s board of directors. As of December 31, 2022, 3,799,357 shares under the 2021 Plan remain available for future grants.
Stock Options
The fair value of each employee and non-employee stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model based on the following inputs:
	Year Ended December 31,
	2022	2021
Risk-free interest rate	1.7%	0.7%
Expected dividend yield	—	—
Expected term in years	5.9	6.0
Expected volatility	70.8% - 72.5%	71.8% - 73.1%
Each of these inputs is subjective and generally requires significant judgment.
Expected Term—The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method, which is based on the mid-point between the contractual term and vesting period.
Volatility—The Company determines volatility based on the historical volatilities of comparable publicly traded life science companies over a period equal to the expected term because it does not have sufficient trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.
Risk-Free Interest Rate—The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.
Dividend Yield—The Company has never paid and has no plans to pay any dividends on its common stock. Therefore, the Company has used an expected dividend yield of zero.
Fair Value of Common Stock—For periods prior to the IPO, the Company determined the estimated fair value of its common stock using the Subject Company Transaction Method which includes the back-solve and scenario-based methods (Probability Weighted Expected Return Method) to arrive at estimated fair values. Subsequent to the IPO, the fair value was based on the closing price of the Company’s common stock on the grant date.
The following table summarizes information and activity related to the Company’s stock options:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	4,230,162	$8.92	7.8	$—
Options granted	2,257,100	1.93
Options forfeited	(2,761,015)	6.73
Outstanding as of December 31, 2022	3,726,247	$6.30	7.0	$—
Options vested and exercisable	2,493,026	$6.78	6.2	$—
The aggregate intrinsic value in the above table is calculated as the difference between the estimated fair value of the Company's common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for the stock option grants during the years ended December 31, 2022 and 2021 were $1.18 and $10.25, respectively. As of December 31, 2022, the total unrecognized compensation related to unvested stock option awards granted was $1.4 million, which the Company expects to recognize over a weighted-average period of approximately 2.5 years.
Restricted Stock Units
The Company's RSU activity for the year ended December 31, 2022 was as follows:
	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2021	17,504	$9.51
Vested	(1,458)	$9.51
Outstanding at December 31, 2022	16,046	$9.51
Performance-based Restricted Stock Units
The Company had 556,530 PSUs outstanding that were granted in June 2019. Vesting of the PSUs is dependent upon the satisfaction of both a service condition and a performance condition, an initial public offering or a change of control, as defined in the 2015 Plan. As the IPO occurred in February 2021, the performance condition was met and 185,510 PSUs vested and were released upon the closing of the IPO. Another 185,510 PSUs vested and released in June 2021 and July 2022 upon the second and third anniversary of the grants, respectively, therefore, as of December 31, 2022, the Company had no PSUs outstanding.
Stock-based Compensation Expense
The following table summarizes the total stock-based compensation expense recorded in the consolidated statements of operations (in thousands):
	Year Ended December 31,
	2022	2021
Research and development	$(1,289)	$5,898
General and administrative	2,174	6,143
Total	$885	$12,041
The decrease in total stock-based compensation expense for the year ended December 31, 2022 is primarily due to the reversal of expense upon the forfeiture of awards in connection with the restructuring events that occurred on January 4, 2022 and July 25, 2022. See Note 10 for additional information.
Employee Stock Purchase Plan
In January 2021, the board of directors of the Company approved the Employee Stock Purchase Plan (the “ESPP”). The ESPP was effective on the date immediately prior to the effectiveness of the Company's registration statement relating to the IPO. A total of 390,000 shares of common stock were initially reserved for issuance under the ESPP. The offering period and purchase period will be determined by the Board of Directors. As of December 31, 2022, 689,583 shares under the ESPP remain available for purchase and no offerings had been authorized.